UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Equity Market Index Funds

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Portfolio Summary

EQUITY INDEX 500 FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Information Technology 25.5% 28.1%
Health Care 15.7 13.4
Financials 11.6 12.4
Consumer Discretionary 9.8 10.6
Industrials and Business
Services 8.8 8.7
Communication Services 7.2 8.3
Consumer Staples 7.2 6.6
Energy 5.2 4.1
Utilities 3.2 2.5
Materials 2.7 2.5
Real Estate 2.7 2.5
Other and Reserves 0.4 0.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Information Technology 24.3% 26.4%
Health Care 15.5 13.4
Financials 12.2 12.9
Consumer Discretionary 9.9 10.8
Industrials and Business
Services 9.8 10.0
Communication Services 6.7 7.7
Consumer Staples 6.6 6.1
Energy 5.2 4.1
Real Estate 3.3 2.9
Materials 3.0 2.7
Utilities 3.0 2.5
Other and Reserves 0.5 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Industrials and Business
Services 15.8% 18.1%
Information Technology 18.0 17.7
Financials 16.0 15.6
Health Care 13.8 12.9
Consumer Discretionary 11.3 12.1
Real Estate 6.4 5.9
Energy 4.9 4.3
Materials 4.3 4.0
Communication Services 3.7 4.1
Consumer Staples 3.0 2.8
Utilities 2.2 1.9
Other and Reserves 0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
6/30/23
Apple 7.7%
Microsoft 6.8
Alphabet 3.6
Amazon.com 3.1
NVIDIA 2.8
Tesla 1.9
Meta Platforms 1.7
Berkshire Hathaway 1.6
UnitedHealth Group 1.2
Exxon Mobil 1.2
Johnson & Johnson 1.2
JPMorgan Chase 1.1
Visa 1.0
Eli Lilly 1.0
Broadcom 1.0
Procter & Gamble 1.0
Mastercard 0.9
Home Depot 0.8
Merck 0.8
Chevron 0.7
PepsiCo 0.7
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Adobe 0.6
Total 44.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
6/30/23
Apple 6.6%
Microsoft 5.8
Alphabet 3.1
Amazon.com 2.7
NVIDIA 2.4
Tesla 1.6
Meta Platforms 1.5
Berkshire Hathaway 1.4
UnitedHealth Group 1.0
Exxon Mobil 1.0
JPMorgan Chase 1.0
Johnson & Johnson 1.0
Visa 0.9
Eli Lilly 0.9
Broadcom 0.8
Procter & Gamble 0.8
Mastercard 0.8
Home Depot 0.7
Merck 0.7
Chevron 0.6
PepsiCo 0.6
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Walmart 0.5
Total 38.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
6/30/23
Uber Technologies 1.4%
Blackstone 1.0
Marvell Technology 0.8
Airbnb 0.8
Snowflake 0.8
Workday 0.8
Lululemon Athletica 0.7
Cheniere Energy 0.6
Trade Desk 0.6
Apollo Global Management 0.6
Block 0.5
Ferguson 0.5
Crowdstrike Holdings 0.5
KKR 0.5
Veeva Systems 0.5
MongoDB 0.5
VMware 0.5
Seagen 0.4
HubSpot 0.4
Atlassian 0.4
Palantir Technologies 0.4
Datadog 0.4
Alnylam Pharmaceuticals 0.4
Horizon Therapeutics 0.4
DoorDash 0.3
Total 14.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Equity Market Index Funds

EQUITY INDEX 500 FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,167.90 $1.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.85   0.95
I Class
Actual   1,000.00   1,168.70   0.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.55   0.25
Z Class
Actual   1,000.00   1,169.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.19%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Actual $1,000.00 $1,163.30 $1.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.80   1.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.20%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Actual $1,000.00 $1,125.20 $1.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.55   1.25
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C50-051 8/23

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund –
.

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 24 .92 $ 36 .18 $ 37 .12 $ 29 .25 $ 23 .98 $ 28 .20
Investment activities
Net investment
income
(1)(2)
0 .12 0 .29 0 .27 0 .24 0 .32 0 .34
Net realized and
unrealized gain/loss 3 .00 ( 9 .67 ) 4 .17 8 .74 6 .30 ( 2 .96 )
Total from
investment activities 3 .12 ( 9 .38 ) 4 .44 8 .98 6 .62 ( 2 .62 )
Distributions
Net investment
income — ( 0 .33 ) ( 0 .27 ) ( 0 .24 ) ( 0 .31 ) ( 0 .31 )
Net realized gain — ( 1 .55 ) ( 5 .11 ) ( 0 .87 ) ( 1 .04 ) ( 1 .29 )
Total distributions — ( 1 .88 ) ( 5 .38 ) ( 1 .11 ) ( 1 .35 ) ( 1 .60 )
NET ASSET VALUE
End of period $ 28 .04 $ 24 .92 $ 36 .18 $ 37 .12 $ 29 .25 $ 23 .98

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
12 .52% ( 26 .00 ) % 12 .31% 30 .82% 27 .70% ( 9 .66 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .25%
(4)
0 .26% 0 .30% 0 .35% 0 .35% 0 .35%
Net expenses after
waivers/payments
by Price Associates 0 .25%
(4)
0 .25% 0 .30% 0 .35% 0 .35% 0 .35%
Net investment
income 0 .92%
(4)
1 .01% 0 .66% 0 .83% 1 .13% 1 .17%
Portfolio turnover rate 4 .4% 13 .7% 36 .7% 35 .9% 17 .4% 20 .9%
Net assets, end of
period (in thousands) $892,358 $826,200 $1,281,380 $1,161,458 $938,905 $758,328
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 0.5%
AST SpaceMobile  (1) 13,000 61
Cogent Communications Holdings  6,500 437
EchoStar, Class A  (1) 7,715 134
Frontier Communications Parent  (1) 26,353 491
GCI Liberty, Class A, EC  (1)(2) 21,362 —
Globalstar  (1) 138,400 149
IDT, Class B  (1) 8,242 213
Iridium Communications  18,318 1,138
Liberty Global, Class A  (1) 24,334 410
Liberty Global, Class C  (1) 42,928 763
Liberty Latin America, Class C  (1) 15,146 131
Lumen Technologies  (3) 125,920 285
Radius Global Infrastructure, Class A  (1) 11,500 171
4,383
Entertainment 1.1%
AMC Entertainment Holdings, Class A  (1)(3) 73,374 323
Chicken Soup For The Soul Entertainment  (1)(3) 18,800 22
Cinemark Holdings  (1) 18,612 307
Endeavor Group Holdings, Class A  (1) 34,564 827
Kartoon Studios  (1)(3) 31,610 60
Liberty Media-Liberty Formula One, Class A  (1) 6,187 418
Liberty Media-Liberty Formula One, Class C  (1) 30,788 2,318
Lions Gate Entertainment, Class B  (1) 17,763 148
Madison Square Garden Entertainment  (1) 6,783 228
Madison Square Garden Sports  2,521 474
Playtika Holding  (1) 20,600 239
ROBLOX, Class A  (1) 50,859 2,050
Roku  (1) 14,814 948
Skillz  (1)(3) 4,052 37
Sphere Entertainment  (1) 6,783 186
Warner Music Group, Class A  22,857 596
World Wrestling Entertainment, Class A  6,000 651
9,832
Interactive Media & Services 1.0%
Angi (1)(3) 34,000 112
Bumble, Class A  (1) 18,992 319
Cargurus  (1) 17,900 405
Cars.com  (1) 9,920 197
Eventbrite, Class A  (1) 17,300 165
IAC  (1) 12,730 800

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A  (1) 10,100 104
Pinterest, Class A  (1) 89,962 2,460
Rumble  (1)(3) 9,900 88
Shutterstock  2,800 136
Snap, Class A  (1) 136,402 1,615
TripAdvisor  (1) 12,900 213
TrueCar  (1) 55,425 125
Vimeo  (1) 22,296 92
Yelp  (1) 11,600 422
Ziff Davis  (1) 7,000 490
ZoomInfo Technologies  (1) 44,492 1,130
8,873
Media 1.4%
Altice USA, Class A  (1) 30,500 92
Cable One  335 220
Cardlytics  (1)(3) 10,634 67
Clear Channel Outdoor Holdings  (1)(3) 123,500 169
EW Scripps, Class A  (1) 15,345 140
Gray Television  17,400 137
iHeartMedia, Class A  (1) 19,700 72
John Wiley & Sons, Class A  7,370 251
Liberty Broadband, Class A  (1) 1,826 146
Liberty Broadband, Class C  (1) 14,216 1,139
Liberty Media-Liberty SiriusXM, Class A  (1) 8,600 282
Liberty Media-Liberty SiriusXM, Class C  (1) 21,317 698
Magnite  (1) 17,700 242
New York Times, Class A  20,800 819
Nexstar Media Group  6,197 1,032
PubMatic, Class A  (1) 10,300 188
Scholastic  8,858 345
Sinclair  (3) 11,410 158
Sirius XM Holdings  (3) 116,587 528
TechTarget  (1) 4,200 131
TEGNA  33,210 539
Trade Desk, Class A  (1) 66,100 5,104
12,499
Wireless Telecommunication Services 0.1%
Gogo (1) 13,463 229
Shenandoah Telecommunications  12,721 247
Telephone & Data Systems  14,262 118
594
Total Communication Services 36,181

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 12.1%
Automobile Components 1.0%
Adient (1) 14,100 540
Autoliv  13,103 1,114
Dana  21,572 367
Dorman Products  (1) 4,800 378
Fox Factory Holding  (1) 7,000 760
Gentex  25,720 753
Gentherm  (1) 6,000 339
Goodyear Tire & Rubber  (1) 39,435 539
LCI Industries  3,900 493
Lear  7,000 1,005
Luminar Technologies  (1)(3) 29,600 204
Mobileye Global, Class A  (1) 1,404 54
Modine Manufacturing  (1) 6,100 201
Motorcar Parts of America  (1) 14,500 112
Patrick Industries  4,000 320
QuantumScape  (1)(3) 35,862 287
Standard Motor Products  5,388 202
Stoneridge  (1) 9,536 180
Superior Industries International  (1) 15,200 55
Visteon  (1) 4,300 617
XPEL  (1) 1,600 135
8,655
Automobiles 0.5%
Fisker (1)(3) 34,200 193
Harley-Davidson  19,116 673
Lucid Group  (1)(3) 125,639 866
Rivian Automotive, Class A  (1)(3) 71,766 1,196
Thor Industries  (3) 8,900 921
Winnebago Industries  3,781 252
4,101
Broadline Retail 0.3%
Big Lots  (3) 10,000 88
Dillard's, Class A  (3) 400 131
Kohl's  22,042 508
Macy's  39,300 631
Nordstrom  13,832 283
Ollie's Bargain Outlet Holdings  (1) 9,500 550
Qurate Retail, Series A  (1) 80,200 79
2,270
Diversified Consumer Services 0.8%
2U (1) 19,800 80
ADT  22,184 134

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adtalem Global Education  (1) 6,300 216
Bright Horizons Family Solutions  (1) 11,316 1,046
Carriage Services  6,600 214
Chegg  (1) 16,300 145
Clear Secure, Class A  (3) 10,657 247
Coursera  (1) 17,600 229
Duolingo  (1) 4,541 649
Frontdoor  (1) 14,450 461
Graham Holdings, Class B  341 195
Grand Canyon Education  (1) 5,609 579
H&R Block  20,118 641
Laureate Education  23,200 281
Service Corp International  22,831 1,475
Strategic Education  5,143 349
Stride  (1) 6,000 223
WW International  (1) 12,700 85
7,249
Hotels, Restaurants & Leisure 3.5%
Airbnb, Class A  (1) 58,369 7,480
Aramark  32,900 1,416
Bally's  (1) 11,600 180
BJ's Restaurants  (1) 4,933 157
Bloomin' Brands  11,900 320
Boyd Gaming  10,300 714
Brinker International  (1) 8,279 303
Canterbury Park Holding  6,213 145
Cheesecake Factory  5,840 202
Choice Hotels International  (3) 4,000 470
Churchill Downs  10,000 1,392
Chuy's Holdings  (1) 6,906 282
Cracker Barrel Old Country Store  (3) 1,500 140
Dave & Buster's Entertainment  (1) 6,800 303
Denny's  (1) 23,700 292
Dine Brands Global  5,000 290
DoorDash, Class A  (1) 38,323 2,929
DraftKings, Class A  (1) 69,689 1,852
Dutch Bros, Class A  (1)(3) 3,300 94
Everi Holdings  (1) 20,600 298
Hilton Grand Vacations  (1) 12,610 573
Hyatt Hotels, Class A  6,300 722
Jack in the Box  4,600 449
Light & Wonder  (1) 10,530 724
Marriott Vacations Worldwide  6,490 796
Papa John's International  5,040 372
Penn Entertainment  (1) 22,162 532

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Planet Fitness, Class A  (1) 13,226 892
Red Robin Gourmet Burgers  (1) 7,700 106
Red Rock Resorts, Class A  (3) 9,100 426
Rush Street Interactive  (1) 33,100 103
Sabre  (1)(3) 41,700 133
SeaWorld Entertainment  (1) 4,767 267
Shake Shack, Class A  (1) 4,200 326
Six Flags Entertainment  (1) 9,800 255
Sweetgreen, Class A  (1) 15,100 194
Texas Roadhouse  9,400 1,055
Travel + Leisure  4,700 190
Vail Resorts  5,800 1,460
Wendy's  33,140 721
Wingstop  4,400 881
Wyndham Hotels & Resorts  11,840 812
31,248
Household Durables 1.2%
Cavco Industries  (1) 1,458 430
Cricut, Class A  (3) 8,000 98
Flexsteel Industries  5,600 110
GoPro, Class A  (1) 25,500 106
Helen of Troy  (1)(3) 3,300 356
Hovnanian Enterprises, Class A  (1) 1,384 137
Installed Building Products  4,100 575
iRobot  (1) 4,900 222
KB Home  11,900 615
La-Z-Boy  9,950 285
Leggett & Platt  11,147 330
LGI Homes  (1) 3,937 531
Lovesac  (1)(3) 5,600 151
M/I Homes  (1) 5,670 494
MDC Holdings  4,962 232
Meritage Homes  6,300 896
Skyline Champion  (1) 8,000 524
Sonos  (1) 21,901 358
Taylor Morrison Home  (1) 17,000 829
Tempur Sealy International  22,500 902
Toll Brothers  13,420 1,061
TopBuild  (1) 4,626 1,231
Tri Pointe Homes  (1) 18,572 610
Universal Electronics  (1) 9,900 95
11,178
Leisure Products 0.6%
Acushnet Holdings  5,075 278
Brunswick  10,000 867

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Funko, Class A  (1)(3) 10,100 109
Malibu Boats, Class A  (1) 4,300 252
Marine Products  8,600 145
Mattel  (1) 62,139 1,214
Peloton Interactive, Class A  (1) 49,457 380
Polaris  8,440 1,021
Topgolf Callaway Brands  (1) 17,500 347
YETI Holdings  (1) 13,500 524
5,137
Specialty Retail 2.6%
1-800-Flowers.com, Class A  (1) 13,368 104
Aaron's  14,168 200
Abercrombie & Fitch, Class A  (1) 10,100 381
Academy Sports & Outdoors  8,600 465
American Eagle Outfitters  16,580 196
Asbury Automotive Group  (1) 2,129 512
AutoNation  (1) 3,204 527
Boot Barn Holdings  (1) 5,300 449
Burlington Stores  (1) 10,902 1,716
Caleres  6,430 154
CarParts.com  (1) 32,800 139
Carvana  (1) 15,182 394
Chewy, Class A  (1) 8,841 349
Dick's Sporting Goods  8,100 1,071
Five Below  (1) 8,524 1,675
Floor & Decor Holdings, Class A  (1) 17,944 1,865
Foot Locker  (3) 12,803 347
Franchise Group  5,600 160
GameStop, Class A  (1) 35,204 854
Gap  31,100 278
Genesco  (1) 5,100 128
Group 1 Automotive  2,109 544
Guess?  8,920 174
Hibbett  3,800 138
Leslie's  (1)(3) 24,100 226
Lithia Motors  3,600 1,095
Monro  7,100 288
Murphy USA  3,600 1,120
National Vision Holdings  (1) 9,922 241
ODP  (1) 7,757 363
Overstock.com  (1) 8,200 267
Penske Automotive Group  2,708 451
Petco Health & Wellness  (1)(3) 22,800 203
PetMed Express  (3) 7,600 105
RealReal  (1)(3) 51,100 113

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revolve Group  (1)(3) 8,700 143
RH  (1)(3) 2,600 857
Sally Beauty Holdings  (1) 12,000 148
Signet Jewelers  7,600 496
Sleep Number  (1) 5,500 150
Sonic Automotive, Class A  5,003 239
Stitch Fix, Class A  (1) 25,500 98
Upbound Group  7,450 232
Urban Outfitters  (1) 2,700 89
Valvoline  21,717 815
Victoria's Secret  (1) 13,200 230
Vroom  (1) 45,600 66
Warby Parker, Class A  (1) 19,956 233
Wayfair, Class A  (1) 11,200 728
Williams-Sonoma  (3) 9,567 1,197
23,013
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings  (1) 12,995 466
Carter's  5,900 428
Columbia Sportswear  3,462 267
Crocs  (1) 8,200 922
Deckers Outdoor  (1) 3,658 1,930
Figs, Class A  (1) 19,600 162
G-III Apparel Group  (1) 9,000 173
Hanesbrands  (3) 42,099 191
Kontoor Brands  8,300 349
Lululemon Athletica  (1) 16,335 6,183
Movado Group  6,705 180
Oxford Industries  2,200 217
PVH  5,705 485
Skechers USA, Class A  (1) 21,900 1,153
Steven Madden  12,050 394
Superior Group  23,500 220
Under Armour, Class A  (1) 18,600 134
Under Armour, Class C  (1) 20,100 135
Vera Bradley  (1) 24,500 157
Wolverine World Wide  9,300 137
14,283
Total Consumer Discretionary 107,134
CONSUMER STAPLES 2.8%
Beverages 0.2%
Boston Beer, Class A  (1) 1,500 463
Celsius Holdings  (1) 5,600 835
Coca-Cola Consolidated  900 572

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Beverage  (1) 3,696 179
Willamette Valley Vineyards  (1) 10,850 63
2,112
Consumer Staples Distribution & Retail 0.9%
Albertsons, Class A  15,685 342
Andersons  8,400 388
BJ's Wholesale Club Holdings  (1) 22,513 1,419
Casey's General Stores  5,289 1,290
Chefs' Warehouse  (1) 6,300 225
Grocery Outlet Holding  (1) 9,632 295
Ingles Markets, Class A  3,500 289
Performance Food Group  (1) 18,468 1,112
PriceSmart  3,450 255
SpartanNash  8,826 199
Sprouts Farmers Market  (1)(3) 17,200 632
U.S. Foods Holding  (1) 29,909 1,316
United Natural Foods  (1) 9,300 182
7,944
Food Products 1.0%
B&G Foods  11,600 161
Beyond Meat  (1)(3) 11,300 147
Calavo Growers  7,863 228
Cal-Maine Foods  3,864 174
Darling Ingredients  (1) 26,700 1,703
Flowers Foods  33,083 823
Fresh Del Monte Produce  8,200 211
Freshpet  (1) 6,770 446
Hain Celestial Group  (1) 11,000 138
Hostess Brands  (1) 19,008 481
Ingredion  8,500 901
J & J Snack Foods  1,549 245
John B. Sanfilippo & Son  2,942 345
Lancaster Colony  2,200 442
Post Holdings  (1) 7,985 692
Seaboard  80 285
Simply Good Foods  (1) 14,840 543
TreeHouse Foods  (1) 5,543 279
Utz Brands  (3) 8,200 134
Vital Farms  (1) 17,500 210
8,588
Household Products 0.2%
Central Garden & Pet, Class A  (1) 7,900 288
Energizer Holdings  9,250 310
Spectrum Brands Holdings  6,211 485

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WD-40  (3) 2,500 472
1,555
Personal Care Products 0.4%
Beauty Health  (1)(3) 13,138 110
BellRing Brands  (1) 17,446 639
Coty, Class A  (1) 40,849 502
Edgewell Personal Care  8,050 333
elf Beauty  (1) 9,099 1,039
Herbalife  (1) 15,900 210
Inter Parfums  3,500 473
Lifevantage  25,900 113
Medifast  1,446 133
Nu Skin Enterprises, Class A  7,016 233
USANA Health Sciences  (1) 2,100 132
3,917
Tobacco 0.1%
22nd Century Group  (1) 95,900 37
Universal  3,808 190
Vector Group  22,482 288
515
Total Consumer Staples 24,631
ENERGY 4.3%
Energy Equipment & Services 1.1%
Archrock  38,867 398
Cactus, Class A  11,000 466
ChampionX  27,700 860
DMC Global  (1) 10,100 179
Forum Energy Technologies  (1) 7,800 200
Helmerich & Payne  17,500 620
Liberty Energy, Class A  27,467 367
Mammoth Energy Services  (1) 18,000 87
Nabors Industries  (1) 1,900 177
Newpark Resources  (1) 57,576 301
Noble  (1) 13,920 575
NOV  49,575 795
Oceaneering International  (1) 15,825 296
Patterson-UTI Energy  34,626 415
Solaris Oilfield Infrastructure, Class A  31,556 263
TechnipFMC  (1) 63,381 1,053
TETRA Technologies  (1) 41,541 140
Tidewater  (1) 9,766 542
Transocean  (1)(3) 105,600 740
Valaris  (1) 7,900 497

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weatherford International  (1) 9,900 658
9,629
Oil, Gas & Consumable Fuels 3.2%
Adams Resources & Energy  4,341 153
Antero Midstream  52,300 607
Antero Resources  (1) 40,961 943
Arch Resources  2,200 248
California Resources  11,200 507
Callon Petroleum  (1) 7,253 254
Centrus Energy, Class A  (1) 2,500 81
Cheniere Energy  34,441 5,247
Chesapeake Energy  16,404 1,373
Chord Energy  6,275 965
Civitas Resources  7,863 545
CNX Resources  (1) 25,800 457
Comstock Resources  (3) 14,200 165
CONSOL Energy  4,700 319
Crescent Energy, Class A  11,120 116
CVR Energy  8,300 249
Delek U.S. Holdings  12,107 290
Denbury  (1) 7,000 604
Dorian LPG  7,169 184
DT Midstream  11,600 575
Equitrans Midstream  61,023 583
Green Plains  (1) 8,700 281
HF Sinclair  17,741 791
International Seaways  6,800 260
Kosmos Energy  (1) 82,000 491
Magnolia Oil & Gas, Class A  30,071 629
Matador Resources  11,476 600
Murphy Oil  23,918 916
New Fortress Energy  7,200 193
Northern Oil & Gas  (3) 9,610 330
Ovintiv  35,960 1,369
PBF Energy, Class A  15,403 631
PDC Energy  16,036 1,141
Peabody Energy  17,000 368
Permian Resources  36,400 399
Range Resources  36,100 1,061
REX American Resources  (1) 6,150 214
Ring Energy  (1) 38,900 67
SandRidge Energy  10,585 161
Sitio Royalties, Class A  8,100 213
SM Energy  20,300 642
Southwestern Energy  (1) 159,100 956

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Talos Energy  (1) 12,000 166
Tellurian  (1)(3) 70,700 100
Texas Pacific Land  900 1,185
Uranium Energy  (1)(3) 59,300 202
Vitesse Energy  4,583 103
World Kinect  15,300 316
28,250
Total Energy 37,879
FINANCIALS 15.6%
Banks 4.6%
1st Source  2,261 95
Ameris Bancorp  10,100 346
Arrow Financial  13,468 271
Associated Banc-Corp  28,827 468
Atlantic Union Bankshares  14,747 383
Axos Financial  (1) 8,400 331
Banc of California  13,700 159
BancFirst  2,817 259
Bancorp  (1) 12,300 402
Bank of Hawaii  (3) 5,166 213
Bank OZK  19,000 763
BankUnited  16,018 345
Banner  3,571 156
Berkshire Hills Bancorp  10,741 223
BOK Financial  4,060 328
Brookline Bancorp  22,331 195
Cadence Bank  31,375 616
Capitol Federal Financial  20,644 127
Cathay General Bancorp  7,294 235
City Holding  2,357 212
Columbia Banking System  29,099 590
Commerce Bancshares  16,204 789
Community Bank System  9,628 451
ConnectOne Bancorp  11,183 186
Cullen/Frost Bankers  8,450 909
CVB Financial  26,706 355
Dime Community Bancshares  7,700 136
East West Bancorp  21,000 1,109
Eastern Bankshares  29,000 356
First Bancorp North Carolina  8,913 265
First BanCorp Puerto Rico  37,849 462
First Busey  11,729 236
First Citizens BancShares, Class A  1,744 2,238
First Commonwealth Financial  17,900 226
First Community Bankshares  13,925 414

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Financial  5,968 194
First Financial Bancorp  13,000 266
First Financial Bankshares  23,176 660
First Hawaiian  14,900 268
First Horizon  73,206 825
First Interstate BancSystem, Class A  12,942 309
First Merchants  11,013 311
First United  7,811 111
Flushing Financial  19,125 235
FNB  30,756 352
Fulton Financial  8,302 99
German American Bancorp  7,533 205
Glacier Bancorp  15,512 483
Hancock Whitney  12,400 476
Hilltop Holdings  6,936 218
Home BancShares  28,776 656
HomeStreet  8,965 53
Hope Bancorp  25,700 216
Independent Bank  6,690 298
Independent Bank Group  3,600 124
International Bancshares  8,002 354
Kearny Financial  29,937 211
Live Oak Bancshares  6,400 168
Macatawa Bank  29,488 274
MVB Financial  12,300 259
National Bank Holdings, Class A  9,000 261
NBT Bancorp  5,611 179
New York Community Bancorp  82,633 929
Nicolet Bankshares  3,400 231
Northrim BanCorp  3,809 150
Northwest Bancshares  24,083 255
OceanFirst Financial  16,200 253
OFG Bancorp  12,892 336
Old National Bancorp  29,748 415
Pacific Premier Bancorp  15,900 329
PacWest Bancorp  9,812 80
Park National  2,440 250
Peapack-Gladstone Financial  6,557 178
Peoples Bancorp  9,913 263
Pinnacle Financial Partners  12,449 705
Popular  13,647 826
Preferred Bank  3,072 169
Prosperity Bancshares  12,760 721
Provident Bancorp  17,600 146
Provident Financial Services  16,823 275
Renasant  10,652 278

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
S&T Bancorp  9,220 251
Sandy Spring Bancorp  11,930 271
Seacoast Banking  11,639 257
ServisFirst Bancshares  (3) 8,300 340
Simmons First National, Class A  17,010 293
Southside Bancshares  8,690 227
SouthState  12,516 824
Stock Yards Bancorp  7,181 326
Synovus Financial  23,084 698
Texas Capital Bancshares  (1) 9,000 463
Tompkins Financial  3,423 191
Towne Bank  15,200 353
TriCo Bancshares  7,900 262
TrustCo Bank  7,232 207
Trustmark  13,000 275
UMB Financial  7,312 445
United Bankshares  22,100 656
United Community Banks  16,196 405
Univest Financial  12,300 222
Valley National Bancorp  45,300 351
Veritex Holdings  9,000 161
Washington Federal  5,368 142
Washington Trust Bancorp  5,200 139
Webster Financial  27,938 1,055
WesBanco  14,042 360
West BanCorp  17,300 318
Westamerica BanCorp  5,346 205
Western Alliance Bancorp  18,019 657
Western New England Bancorp  27,519 161
Wintrust Financial  5,400 392
WSFS Financial  8,550 322
40,932
Capital Markets 4.0%
Affiliated Managers Group  5,300 794
Ares Management, Class A  24,390 2,350
Artisan Partners Asset Management, Class A  9,800 385
BGC Partners, Class A  49,400 219
Blackstone  99,426 9,244
Blue Owl Capital  58,152 677
Carlyle Group  30,314 969
Cohen & Steers  3,200 186
Coinbase Global, Class A  (1) 20,051 1,435
Donnelley Financial Solutions  (1) 5,875 268
Evercore, Class A  5,400 667
Federated Hermes  14,500 520

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Focus Financial Partners, Class A  (1) 6,800 357
Hamilton Lane, Class A  5,200 416
Houlihan Lokey  7,715 758
Interactive Brokers Group, Class A  12,200 1,013
Janus Henderson Group  20,323 554
Jefferies Financial Group  27,047 897
KKR  78,492 4,396
Lazard, Class A  20,500 656
LPL Financial Holdings  11,901 2,588
Moelis, Class A  (3) 3,067 139
Morningstar  3,300 647
Open Lending, Class A  (1) 37,046 389
Piper Sandler  2,550 330
PJT Partners, Class A  4,800 334
Robinhood Markets, Class A  (1) 72,354 722
SEI Investments  13,256 790
StepStone Group, Class A  10,977 272
Stifel Financial  15,229 909
StoneX Group  (1) 4,481 372
Tradeweb Markets, Class A  17,148 1,174
U.S. Global Investors, Class A  26,700 82
Virtu Financial, Class A  14,596 249
Virtus Investment Partners  1,832 362
36,120
Consumer Finance 0.8%
Ally Financial  35,725 965
Bread Financial Holdings  6,900 216
Credit Acceptance  (1)(3) 1,000 508
Encore Capital Group  (1) 5,000 243
Enova International  (1) 3,339 177
EZCORP, Class A  (1) 24,495 205
FirstCash Holdings  4,138 386
Green Dot, Class A  (1) 9,800 184
LendingClub  (1) 26,638 260
LendingTree  (1) 5,225 115
Navient  20,000 372
OneMain Holdings  19,800 865
PRA Group  (1) 6,206 142
PROG Holdings  (1) 9,735 313
SLM  40,500 661
SoFi Technologies  (1) 114,528 955
Upstart Holdings  (1)(3) 10,800 387
6,954
Financial Services 2.6%
Affirm Holdings  (1) 29,702 455

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apollo Global Management  65,200 5,008
AvidXchange Holdings  (1) 17,800 185
Block, Class A  (1) 72,557 4,830
Cannae Holdings  (1) 9,900 200
Corebridge Financial  17,001 300
Equitable Holdings  56,626 1,538
Essent Group  8,874 415
Euronet Worldwide  (1) 6,189 726
EVERTEC  12,500 460
Federal Agricultural Mortgage, Class C  2,028 292
Flywire  (1) 8,929 277
Jackson Financial, Class A  12,682 388
Marqeta, Class A  (1) 69,400 338
MGIC Investment  44,400 701
Mr Cooper Group  (1) 8,885 450
NMI Holdings, Class A  (1) 16,800 434
Ocwen Financial  (1) 4,762 143
Payoneer Global  (1) 60,600 292
PennyMac Financial Services  5,265 370
Radian Group  15,658 396
Remitly Global  (1) 14,660 276
Rocket, Class A  (1) 15,600 140
Shift4 Payments, Class A  (1)(3) 7,800 530
Toast, Class A  (1)(3) 42,493 959
UWM Holdings  (3) 36,700 206
Voya Financial  16,575 1,189
Walker & Dunlop  5,000 395
Western Union  36,513 428
WEX  (1) 5,889 1,072
23,393
Insurance 2.8%
Ambac Financial Group  (1) 14,700 209
American Equity Investment Life Holding  11,000 573
American Financial Group  8,910 1,058
Argo Group International Holdings  7,622 226
Assured Guaranty  10,800 603
Axis Capital Holdings  15,073 811
Brighthouse Financial  (1) 9,300 440
BRP Group, Class A  (1) 12,000 297
CNA Financial  7,288 281
CNO Financial Group  18,700 443
eHealth  (1) 9,700 78
Enstar Group  (1) 2,500 611
Erie Indemnity, Class A  3,407 716
Fidelity National Financial  37,731 1,358

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First American Financial  14,430 823
Genworth Financial, Class A  (1) 88,600 443
Hanover Insurance Group  5,676 642
Hippo Holdings  (1) 6,300 104
Horace Mann Educators  7,210 214
James River Group Holdings  7,500 137
Kemper  13,390 646
Kinsale Capital Group  2,252 843
Lemonade  (1)(3) 11,800 199
Markel Group  (1) 1,979 2,737
MBIA  (1) 13,200 114
Mercury General  5,600 170
National Western Life Group, Class A  608 253
Old Republic International  31,793 800
Oscar Health, Class A  (1) 19,300 156
Palomar Holdings  (1) 6,096 354
Primerica  6,113 1,209
ProAssurance  13,640 206
Reinsurance Group of America  9,720 1,348
RenaissanceRe Holdings  7,400 1,380
RLI  3,768 514
Root, Class A  (1) 12,305 110
Ryan Specialty Group Holdings  (1) 8,292 372
Safety Insurance Group  3,086 221
Selective Insurance Group  8,670 832
Stewart Information Services  4,480 184
United Fire Group  7,638 173
Unum Group  23,800 1,135
White Mountains Insurance Group  411 571
24,594
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT  (1)(3) 16,332 144
AGNC Investment, REIT  (3) 58,193 590
Annaly Capital Management, REIT  68,230 1,365
Apollo Commercial Real Estate Finance, REIT  5,900 67
Arbor Realty Trust, REIT  7,100 105
Ares Commercial Real Estate, REIT  (3) 23,100 235
Arlington Asset Investment, Class A, REIT  (1) 32,800 152
ARMOUR Residential REIT, REIT  (3) 20,500 109
Blackstone Mortgage Trust, Class A, REIT  (3) 13,509 281
BrightSpire Capital, REIT  (3) 31,500 212
Cherry Hill Mortgage Investment, REIT  (3) 19,062 92
Chimera Investment, REIT  (3) 36,100 208
Claros Mortgage Trust  (3) 22,453 255
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (3) 16,476 412

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco Mortgage Capital, REIT  (3) 9,260 106
Ladder Capital, REIT  27,500 298
MFA Financial, REIT  28,122 316
PennyMac Mortgage Investment Trust, REIT  21,600 291
Ready Capital, REIT  (3) 13,636 154
Redwood Trust, REIT  33,367 213
Rithm Capital, REIT  38,250 358
Starwood Property Trust, REIT  (3) 43,800 850
TPG RE Finance Trust, REIT  26,100 193
Two Harbors Investment, REIT  13,200 183
7,189
Total Financials 139,182
HEALTH CARE 12.9%
Biotechnology 5.8%
4D Molecular Therapeutics  (1) 5,689 103
89bio  (1) 8,700 165
Aadi Bioscience  (1) 6,779 46
ACADIA Pharmaceuticals  (1) 28,300 678
Adamas Pharmaceuticals, CVR  (1)(2) 26,000 4
Adamas Pharmaceuticals, CVR  (1)(2) 26,000 —
Adaptimmune Therapeutics, ADR  (1) 73,922 68
Agenus  (1) 68,600 110
Agios Pharmaceuticals  (1) 11,100 314
Akero Therapeutics  (1) 6,787 317
Aldeyra Therapeutics  (1) 7,591 64
Alector  (1) 13,300 80
Alkermes  (1) 24,959 781
Allakos  (1) 19,459 85
Alnylam Pharmaceuticals  (1) 17,900 3,400
Amicus Therapeutics  (1) 41,500 521
Anavex Life Sciences  (1)(3) 13,100 107
Annovis Bio  (1)(3) 4,800 69
Apellis Pharmaceuticals  (1) 16,336 1,488
Arcellx  (1) 4,100 130
Arcturus Therapeutics Holdings  (1) 4,800 138
Arcus Biosciences  (1) 9,900 201
Ardelyx  (1) 29,400 100
Arrowhead Pharmaceuticals  (1) 16,000 571
Atara Biotherapeutics  (1) 34,100 55
Avid Bioservices  (1) 12,400 173
Avidity Biosciences  (1) 10,100 112
Beam Therapeutics  (1)(3) 9,900 316
BioCryst Pharmaceuticals  (1)(3) 25,775 181
Biohaven  (1) 9,664 231
BioMarin Pharmaceutical  (1) 26,090 2,261

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Biomea Fusion  (1) 3,100 68
Blueprint Medicines  (1) 10,500 664
Bridgebio Pharma  (1)(3) 19,005 327
C4 Therapeutics  (1) 12,400 34
Cabaletta Bio  (1) 7,400 96
CareDx  (1)(3) 9,600 82
Catalyst Pharmaceuticals  (1) 8,700 117
Celldex Therapeutics  (1) 7,300 248
CEL-SCI  (1)(3) 26,800 65
Cerevel Therapeutics Holdings  (1)(3) 11,300 359
Chinook Therapeutics  (1) 4,200 161
Cogent Biosciences  (1) 11,400 135
CRISPR Therapeutics  (1)(3) 10,118 568
Cullinan Oncology  (1) 8,900 96
Curis  (1) 73,500 61
Cytokinetics  (1)(3) 15,296 499
Denali Therapeutics  (1) 15,000 443
Dynavax Technologies  (1) 17,700 229
Editas Medicine  (1) 8,900 73
Emergent BioSolutions  (1) 7,800 57
Enanta Pharmaceuticals  (1) 4,500 96
EQRx  (1) 36,600 68
Exact Sciences  (1) 25,381 2,383
Exelixis  (1) 50,990 974
Fate Therapeutics  (1) 12,200 58
FibroGen  (1) 11,700 32
G1 Therapeutics  (1) 17,755 44
Generation Bio  (1) 20,600 113
Geron  (1) 59,300 190
Gritstone bio  (1) 26,900 52
Halozyme Therapeutics  (1) 20,700 747
Horizon Therapeutics  (1) 32,200 3,312
Ideaya Biosciences  (1) 7,500 176
IGM Biosciences  (1)(3) 9,200 85
ImmunoGen  (1) 35,400 668
Immunovant  (1) 8,600 163
Inhibrx  (1)(3) 5,000 130
Insmed  (1) 25,421 536
Intellia Therapeutics  (1) 12,800 522
Intercept Pharmaceuticals  (1)(3) 8,631 95
Ionis Pharmaceuticals  (1) 26,485 1,087
Iovance Biotherapeutics  (1) 26,288 185
Ironwood Pharmaceuticals  (1) 17,120 182
IVERIC bio  (1) 17,400 685
KalVista Pharmaceuticals  (1) 16,300 147
Karuna Therapeutics  (1) 5,019 1,088

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Karyopharm Therapeutics  (1) 26,700 48
Keros Therapeutics  (1) 5,000 201
Krystal Biotech  (1) 3,000 352
Kymera Therapeutics  (1) 10,400 239
Lexicon Pharmaceuticals  (1)(3) 40,600 93
Ligand Pharmaceuticals  (1) 2,286 165
Lineage Cell Therapeutics  (1) 59,100 83
Madrigal Pharmaceuticals  (1) 1,689 390
MannKind  (1) 46,400 189
Mersana Therapeutics  (1) 18,800 62
Mirati Therapeutics  (1) 7,053 255
Morphic Holding  (1) 6,500 373
Myriad Genetics  (1) 14,280 331
Natera  (1) 15,400 749
Neurocrine Biosciences  (1) 15,102 1,424
Novavax  (1)(3) 11,450 85
Nurix Therapeutics  (1) 11,800 118
Nuvalent, Class A  (1) 4,800 202
Olema Pharmaceuticals  (1) 15,400 139
PMV Pharmaceuticals  (1) 16,500 103
Point Biopharma Global  (1) 8,500 77
Precigen  (1)(3) 87,300 100
Protagonist Therapeutics  (1) 5,600 155
Prothena  (1) 9,118 623
PTC Therapeutics  (1) 11,800 480
RAPT Therapeutics  (1) 7,200 135
Recursion Pharmaceuticals, Class A  (1) 22,400 167
REGENXBIO  (1) 6,421 128
Relay Therapeutics  (1) 12,800 161
Replimune Group  (1) 13,700 318
REVOLUTION Medicines  (1) 18,418 493
Rhythm Pharmaceuticals  (1) 7,300 120
Rigel Pharmaceuticals  (1) 63,500 82
Rocket Pharmaceuticals  (1) 11,599 230
Roivant Sciences  (1) 12,800 129
Sage Therapeutics  (1) 8,700 409
Sana Biotechnology  (1)(3) 22,300 133
Sangamo Therapeutics  (1) 73,100 95
Sarepta Therapeutics  (1) 12,416 1,422
Scholar Rock Holding  (1) 14,814 112
Seagen  (1) 19,930 3,836
Shattuck Labs  (1) 19,300 60
SpringWorks Therapeutics  (1) 7,700 202
Syndax Pharmaceuticals  (1) 9,600 201
Syros Pharmaceuticals  (1)(3) 22,550 71
TG Therapeutics  (1) 20,100 499

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Travere Therapeutics  (1)(3) 10,200 157
Twist Bioscience  (1)(3) 8,600 176
Ultragenyx Pharmaceutical  (1) 13,100 604
United Therapeutics  (1) 6,500 1,435
Vaxcyte  (1) 12,241 611
Veracyte  (1) 8,500 217
Vericel  (1) 5,805 218
Verve Therapeutics  (1) 6,600 124
Viking Therapeutics  (1) 9,500 154
Vir Biotechnology  (1) 12,400 304
Viridian Therapeutics  (1) 7,900 188
Voyager Therapeutics  (1) 8,900 102
Xencor  (1) 11,538 288
XOMA  (1) 6,534 123
Zentalis Pharmaceuticals  (1) 9,100 257
52,066
Health Care Equipment & Supplies 2.4%
Artivion (1) 11,550 198
Asensus Surgical  (1) 185,500 94
AtriCure  (1) 9,700 479
Avanos Medical  (1) 9,042 231
Axonics  (1) 6,400 323
Butterfly Network  (1)(3) 38,100 88
Cerus  (1) 39,200 96
ClearPoint Neuro  (1)(3) 17,700 128
CONMED  4,950 673
Embecta  8,200 177
Enovis  (1) 6,714 430
Envista Holdings  (1) 23,543 797
Glaukos  (1) 8,600 612
Globus Medical, Class A  (1) 11,300 673
Haemonetics  (1) 6,800 579
ICU Medical  (1) 1,600 285
Inari Medical  (1) 10,455 608
Inogen  (1) 9,500 110
Inspire Medical Systems  (1) 5,000 1,623
Integer Holdings  (1) 3,850 341
Integra LifeSciences Holdings  (1) 9,900 407
iRhythm Technologies  (1) 5,836 609
Lantheus Holdings  (1) 10,100 848
LivaNova  (1) 5,300 272
Masimo  (1) 6,000 987
Merit Medical Systems  (1) 6,806 569
Neogen  (1) 32,132 699
Nevro  (1) 7,746 197

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novocure  (1) 13,795 572
NuVasive  (1) 8,000 333
Omnicell  (1) 6,612 487
OraSure Technologies  (1) 20,282 102
Orthofix Medical  (1) 11,780 213
Outset Medical  (1) 8,100 177
Penumbra  (1) 6,080 2,092
PROCEPT BioRobotics  (1) 5,200 184
Pulmonx  (1) 11,500 151
QuidelOrtho  (1) 6,900 572
Senseonics Holdings  (1) 83,400 64
Shockwave Medical  (1) 5,400 1,541
Silk Road Medical  (1) 10,000 325
STAAR Surgical  (1) 7,700 405
Tactile Systems Technology  (1) 7,950 198
Tandem Diabetes Care  (1) 11,300 277
TransMedics Group  (1) 4,600 386
Zimvie  (1) 7,400 83
21,295
Health Care Providers & Services 1.8%
Acadia Healthcare  (1) 13,300 1,059
Accolade  (1) 14,200 191
AdaptHealth  (1) 11,800 144
agilon health  (1)(3) 37,918 658
Alignment Healthcare  (1) 20,500 118
Amedisys  (1) 5,600 512
AMN Healthcare Services  (1) 6,505 710
Apollo Medical Holdings  (1) 7,600 240
Aveanna Healthcare Holdings  (1)(3) 73,400 124
Brookdale Senior Living  (1) 24,407 103
Cano Health  (1)(3) 64,800 90
CareMax  (1) 31,000 96
Castle Biosciences  (1) 4,600 63
Chemed  2,100 1,138
Community Health Systems  (1) 24,200 107
CorVel  (1) 2,150 416
Cross Country Healthcare  (1) 5,500 154
DocGo  (1)(3) 16,700 157
Encompass Health  13,400 907
Enhabit  (1) 11,500 132
Ensign Group  8,800 840
Guardant Health  (1) 16,600 594
HealthEquity  (1) 12,700 802
Hims & Hers Health  (1) 13,877 130
LifeStance Health Group  (1) 11,800 108

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ModivCare  (1) 2,700 122
National HealthCare  4,004 248
National Research  4,572 199
NeoGenomics  (1) 22,200 357
OPKO Health  (1)(3) 101,686 221
Option Care Health  (1) 20,300 660
Owens & Minor  (1) 12,100 230
Patterson  11,719 390
Pediatrix Medical Group  (1) 6,500 92
Pennant Group  (1) 12,250 150
Premier, Class A  11,380 315
Privia Health Group  (1) 12,000 313
Progyny  (1) 11,600 456
R1 RCM  (1) 15,900 293
RadNet  (1) 7,129 233
Select Medical Holdings  23,975 764
Surgery Partners  (1) 10,700 481
Tenet Healthcare  (1) 15,700 1,278
16,395
Health Care Technology 0.8%
CareCloud (1) 23,700 70
Certara  (1) 19,200 350
Doximity, Class A  (1) 16,702 568
Evolent Health, Class A  (1) 12,700 385
Health Catalyst  (1) 12,900 161
HealthStream  9,300 228
Multiplan  (1)(3) 62,700 132
NextGen Healthcare  (1) 9,000 146
Phreesia  (1) 10,300 319
Schrodinger  (1)(3) 9,500 474
Sharecare  (1) 87,200 153
Teladoc Health  (1) 14,962 379
Veeva Systems, Class A  (1) 20,986 4,150
7,515
Life Sciences Tools & Services 1.0%
10X Genomics, Class A  (1) 13,700 765
Adaptive Biotechnologies  (1) 25,700 172
Avantor  (1) 95,737 1,966
Azenta  (1)(3) 10,900 509
BioLife Solutions  (1) 5,100 113
Bruker  11,755 869
Codexis  (1) 33,100 93
CryoPort  (1)(3) 8,000 138
Maravai LifeSciences Holdings, Class A  (1) 19,000 236
Medpace Holdings  (1) 3,700 889

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mesa Laboratories  1,400 180
NanoString Technologies  (1)(3) 14,934 61
Omniab, Earn Out Shares $12.50  (1) 525 —
Omniab, Earn Out Shares $15.00  (1) 525 —
Pacific Biosciences of California  (1) 34,500 459
Personalis  (1) 37,100 70
Quanterix  (1) 7,200 162
Quantum-Si  (1) 30,000 54
Repligen  (1) 7,800 1,103
Seer  (1) 13,900 59
Sotera Health  (1) 12,200 230
Syneos Health  (1) 10,200 430
8,558
Pharmaceuticals 1.1%
Aclaris Therapeutics  (1) 16,300 169
Amphastar Pharmaceuticals  (1) 3,000 172
Amylyx Pharmaceuticals  (1) 5,900 127
Arvinas  (1) 9,057 225
Atea Pharmaceuticals  (1) 25,500 95
Axsome Therapeutics  (1)(3) 5,000 359
Cassava Sciences  (1)(3) 6,600 162
Collegium Pharmaceutical  (1) 11,000 236
Corcept Therapeutics  (1) 14,800 329
DICE Therapeutics  (1) 5,600 260
Elanco Animal Health  (1) 79,738 802
Evolus  (1) 15,500 113
Harmony Biosciences Holdings  (1) 5,000 176
Harrow Health  (1) 7,600 145
Innoviva  (1) 17,400 222
Intra-Cellular Therapies  (1) 13,192 835
Jazz Pharmaceuticals  (1) 7,500 930
NGM Biopharmaceuticals  (1) 34,200 89
Nuvation Bio  (1) 78,500 141
Pacira BioSciences  (1) 7,100 285
Perrigo  18,403 625
Phibro Animal Health, Class A  9,514 130
Pliant Therapeutics  (1)(3) 7,100 129
Prestige Consumer Healthcare  (1) 8,571 509
Reata Pharmaceuticals, Class A  (1) 4,073 415
Revance Therapeutics  (1) 15,300 387
Royalty Pharma, Class A  50,812 1,562
Scilex Holding  (1)(3) 10,602 56
Supernus Pharmaceuticals  (1) 6,900 208
Terns Pharmaceuticals  (1) 8,300 73
TEVA Pharm, Rights, 1/2/2024  (1)(2)(3) 81,200 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ventyx Biosciences  (1) 4,200 138
WaVe Life Sciences  (1)(3) 18,400 67
Xeris Biopharma Holdings, CVR  (1)(2) 36,100 12
10,183
Total Health Care 116,012
INDUSTRIALS & BUSINESS SERVICES 18.1%
Aerospace & Defense 1.2%
Aerojet Rocketdyne Holdings  (1) 14,410 791
AeroVironment  (1) 3,900 399
Archer Aviation, Class A  (1) 29,700 122
Astra Space  (1)(3) 222,300 82
BWX Technologies  13,037 933
Curtiss-Wright  6,000 1,102
HEICO  4,211 745
HEICO, Class A  9,825 1,381
Hexcel  10,100 768
Kaman  9,933 242
Mercury Systems  (1) 7,900 273
Moog, Class A  5,630 611
National Presto Industries  2,831 207
Park Aerospace  15,200 210
Parsons  (1) 4,600 222
Rocket Lab USA  (1) 29,700 178
Spirit AeroSystems Holdings, Class A  25,740 751
Triumph Group  (1) 21,900 271
V2X  (1) 2,879 143
Virgin Galactic Holdings  (1) 33,000 128
Woodward  7,000 832
10,391
Air Freight & Logistics 0.2%
Air Transport Services Group  (1) 12,200 230
Forward Air  3,500 371
GXO Logistics  (1) 17,266 1,085
Hub Group, Class A  (1) 5,300 426
2,112
Building Products 2.0%
AAON  6,090 577
Advanced Drainage Systems  8,791 1,000
Alpha Pro Tech  (1) 16,000 64
Apogee Enterprises  3,152 150
Armstrong World Industries  8,300 610
AZEK  (1) 17,033 516
AZZ  4,929 214
Builders FirstSource  (1) 18,708 2,544

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carlisle  6,320 1,621
CSW Industrials  2,400 399
Fortune Brands Innovations  14,113 1,015
Gibraltar Industries  (1) 6,800 428
Griffon  10,500 423
Hayward Holdings  (1)(3) 13,400 172
JELD-WEN Holding  (1) 11,900 209
Lennox International  4,603 1,501
Masonite International  (1) 3,900 400
Owens Corning  13,500 1,762
PGT Innovations  (1) 15,419 449
Resideo Technologies  (1) 22,644 400
Simpson Manufacturing  5,600 776
Trex  (1) 17,200 1,128
UFP Industries  8,770 851
Zurn Elkay Water Solutions  19,800 532
17,741
Commercial Services & Supplies 1.2%
ABM Industries  11,150 476
ACCO Brands  30,789 160
ACV Auctions, Class A  (1) 19,300 333
Brady, Class A  9,500 452
Brink's  7,749 526
Casella Waste Systems, Class A  (1) 9,203 832
Cimpress  (1) 3,800 226
Clean Harbors  (1) 7,200 1,184
CoreCivic  (1) 24,596 231
Ennis  12,453 254
Enviri  (1) 19,160 189
GEO Group  (1)(3) 29,295 210
HNI  9,310 262
Interface  8,600 76
MillerKnoll  9,500 140
Montrose Environmental Group  (1) 4,200 177
MSA Safety  5,500 957
OPENLANE  (1) 20,400 310
Pitney Bowes  63,200 224
Quad/Graphics  (1) 25,000 94
RB Global  20,941 1,256
Stericycle  (1) 14,300 664
Tetra Tech  7,150 1,171
UniFirst  1,501 233
Viad  (1) 7,325 197
10,834

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 1.4%
AECOM  19,095 1,617
Ameresco, Class A  (1)(3) 5,200 253
API Group  (1) 23,900 652
Arcosa  6,887 522
Comfort Systems USA  5,798 952
Construction Partners, Class A  (1) 7,161 225
Dycom Industries  (1) 2,923 332
EMCOR Group  8,060 1,489
Fluor  (1) 16,198 479
Granite Construction  7,114 283
MasTec  (1) 8,950 1,056
Matrix Service  (1) 20,011 118
MDU Resources Group  26,791 561
MYR Group  (1) 1,800 249
Primoris Services  11,600 353
Sterling Infrastructure  (1) 7,063 394
Valmont Industries  3,400 990
WillScot Mobile Mini Holdings  (1) 33,237 1,588
12,113
Electrical Equipment 1.7%
Acuity Brands  5,000 815
American Superconductor  (1) 36,400 228
Array Technologies  (1) 22,100 500
Atkore  (1) 6,300 982
Blink Charging  (1)(3) 12,500 75
Bloom Energy, Class A  (1)(3) 28,400 464
ChargePoint Holdings  (1)(3) 32,055 282
Encore Wire  3,000 558
Energy Vault Holdings  (1)(3) 23,500 64
EnerSys  4,800 521
Enovix  (1)(3) 18,800 339
Fluence Energy  (1)(3) 4,900 131
FTC Solar  (1)(3) 34,300 110
FuelCell Energy  (1)(3) 51,600 112
GrafTech International  50,500 255
Hubbell  7,828 2,595
LSI Industries  16,993 213
NEXTracker, Class A  (1) 4,200 167
nVent Electric  26,200 1,354
Plug Power  (1)(3) 66,500 691
Regal Rexnord  8,547 1,315
Sensata Technologies Holding  21,500 967
SES AI  (1)(3) 37,900 93
Shoals Technologies Group, Class A  (1) 21,446 548

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stem  (1)(3) 18,500 106
SunPower  (1)(3) 11,300 111
Sunrun  (1) 27,405 489
Sunworks  (1) 50,900 58
Thermon Group Holdings  (1) 4,000 106
Vertiv Holdings  36,850 913
Vicor  (1) 4,000 216
15,378
Ground Transportation 2.4%
ArcBest  3,500 346
Avis Budget Group  (1) 3,451 789
Covenant Logistics Group  6,100 267
Heartland Express  17,323 284
Hertz Global Holdings  (1) 23,284 428
Knight-Swift Transportation Holdings  24,292 1,350
Landstar System  5,400 1,040
Lyft, Class A  (1) 38,100 365
Marten Transport  8,800 189
RXO  (1) 15,500 351
Ryder System  5,075 430
Saia  (1) 4,400 1,507
Uber Technologies  (1) 286,067 12,350
U-Haul Holding  11,400 578
U-Haul Holding  (3) 1,200 66
Werner Enterprises  7,353 325
XPO  (1) 15,500 915
21,580
Machinery 3.1%
3D Systems  (1) 31,850 316
AGCO  8,650 1,137
Alamo Group  2,700 497
Albany International, Class A  5,803 541
Allison Transmission Holdings  7,963 450
Astec Industries  4,900 223
Barnes Group  6,200 262
Chart Industries  (1) 5,751 919
Commercial Vehicle Group  (1) 22,400 249
Crane  6,841 610
Crane NXT  6,841 386
Desktop Metal, Class A  (1) 50,600 90
Donaldson  17,842 1,115
Douglas Dynamics  8,300 248
Enerpac Tool Group  11,000 297
EnPro Industries  2,753 368
Esab  8,014 533

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ESCO Technologies  3,070 318
Federal Signal  10,700 685
Flowserve  13,281 493
Franklin Electric  4,100 422
Graco  20,583 1,777
Greenbrier  6,800 293
Helios Technologies  6,000 397
Hillenbrand  8,861 454
Hurco  12,100 262
Hyliion Holdings  (1)(3) 44,400 74
Hyster-Yale Materials Handling  3,300 184
ITT  9,500 886
John Bean Technologies  5,472 664
Kadant  1,100 244
Kennametal  4,200 119
Lincoln Electric Holdings  7,037 1,398
Microvast Holdings  (1)(3) 53,600 86
Middleby  (1) 9,135 1,350
Mueller Industries  7,400 646
Mueller Water Products, Class A  37,943 616
NN  (1)(3) 53,200 127
Oshkosh  7,600 658
Park-Ohio Holdings  6,209 118
Proto Labs  (1) 7,900 276
RBC Bearings  (1) 4,600 1,000
Shyft Group  8,300 183
SPX Technologies  (1) 8,705 740
Symbotic  (1) 2,300 98
Tennant  2,800 227
Terex  10,200 610
Timken  11,750 1,075
Titan International  (1) 14,250 164
Toro  17,127 1,741
Trinity Industries  9,658 248
Wabash National  11,400 292
Watts Water Technologies, Class A  3,450 634
27,800
Marine Transportation 0.1%
Kirby (1) 7,865 605
Matson  7,350 572
1,177
Passenger Airlines 0.2%
Allegiant Travel  (1) 2,500 316
Frontier Group Holdings  (1) 9,000 87
JetBlue Airways  (1) 37,100 329

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Joby Aviation  (1) 54,700 561
SkyWest  (1) 6,130 250
Spirit Airlines  16,900 290
Sun Country Airlines Holdings  (1) 6,200 139
1,972
Professional Services 2.6%
Alight, Class A  (1) 47,800 442
ASGN  (1) 7,150 541
Asure Software  (1) 5,941 72
Booz Allen Hamilton Holding  19,400 2,165
CACI International, Class A  (1) 3,400 1,159
CBIZ  (1) 9,577 510
Clarivate  (1)(3) 54,240 517
Concentrix  6,200 501
Conduent  (1) 20,140 68
CRA International  1,873 191
CSG Systems International  1,820 96
Dun & Bradstreet Holdings  32,362 374
ExlService Holdings  (1) 5,400 816
Exponent  8,100 756
FTI Consulting  (1) 5,869 1,116
Genpact  18,800 706
Huron Consulting Group  (1) 3,160 268
ICF International  2,305 287
Innodata  (1) 10,400 118
Insperity  4,900 583
KBR  17,976 1,169
Kforce  3,228 202
Korn Ferry  7,441 369
Legalzoom.com  (1) 14,700 178
ManpowerGroup  7,142 567
Mastech Digital  (1) 14,882 147
Maximus  8,176 691
Paycor HCM  (1)(3) 6,700 159
Paylocity Holding  (1) 6,539 1,207
Science Applications International  7,755 872
SS&C Technologies Holdings  35,609 2,158
TaskUS, Class A  (1) 5,600 63
TransUnion  28,893 2,263
TriNet Group  (1) 4,200 399
TrueBlue  (1) 7,900 140
TTEC Holdings  3,390 115
Upwork  (1) 20,600 192
Verra Mobility  (1) 23,900 471

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willdan Group  (1) 8,700 167
22,815
Trading Companies & Distributors 2.0%
Air Lease  14,425 604
Applied Industrial Technologies  5,644 817
Beacon Roofing Supply  (1) 6,100 506
BlueLinx Holdings  (1) 2,100 197
Boise Cascade  7,500 678
Distribution Solutions Group  (1) 4,900 255
Ferguson  29,344 4,616
FTAI Aviation  10,821 343
GATX  5,450 702
GMS  (1) 7,685 532
H&E Equipment Services  4,526 207
Herc Holdings  3,855 528
McGrath RentCorp  4,300 398
MRC Global  (1) 20,600 207
MSC Industrial Direct, Class A  3,800 362
NOW  (1) 27,700 287
Rush Enterprises, Class A  5,011 304
SiteOne Landscape Supply  (1) 7,400 1,238
Titan Machinery  (1) 6,900 204
Triton International  6,600 549
Univar Solutions  (1) 24,300 871
Veritiv  1,800 226
Watsco  (3) 4,200 1,602
WESCO International  6,258 1,121
Willis Lease Finance  (1) 3,600 141
Xometry, Class A  (1) 3,600 76
17,571
Total Industrials & Business Services 161,484
INFORMATION TECHNOLOGY 17.7%
Communications Equipment 0.6%
Calix (1) 9,200 459
Ciena  (1) 18,900 803
Clearfield  (1)(3) 2,865 136
CommScope Holding  (1) 39,600 223
Comtech Telecommunications  9,943 91
Digi International  (1) 7,597 299
Extreme Networks  (1) 11,446 298
Harmonic  (1) 5,800 94
Infinera  (1)(3) 37,300 180
KVH Industries  (1) 22,263 203
Lumentum Holdings  (1)(3) 11,260 639

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NETGEAR  (1) 7,350 104
NetScout Systems  (1) 9,400 291
Ribbon Communications  (1) 55,900 156
Ubiquiti  (3) 552 97
Viasat  (1) 13,200 545
Viavi Solutions  (1) 35,800 406
5,024
Electronic Equipment, Instruments & Components 2.2%
Advanced Energy Industries  5,750 641
Aeva Technologies  (1) 64,700 81
Arlo Technologies  (1) 21,152 231
Arrow Electronics  (1) 7,975 1,142
Avnet  11,150 562
Badger Meter  4,400 649
Belden  6,763 647
Benchmark Electronics  5,799 150
Cognex  25,700 1,440
Coherent  (1) 16,747 854
CTS  7,158 305
ePlus  (1) 2,879 162
Fabrinet  (1) 6,000 779
FARO Technologies  (1) 5,900 96
Insight Enterprises  (1) 5,150 754
IPG Photonics  (1) 4,400 598
Itron  (1) 6,200 447
Jabil  17,100 1,846
Kimball Electronics  (1) 10,770 298
Knowles  (1) 20,700 374
Lightwave Logic  (1)(3) 21,200 148
Littelfuse  4,139 1,206
Luna Innovations  (1) 17,915 163
Methode Electronics  7,250 243
MicroVision  (1)(3) 42,600 195
National Instruments  18,225 1,046
Novanta  (1) 5,451 1,003
OSI Systems  (1) 1,938 228
Ouster  (1) 9,016 45
PC Connection  4,800 216
Plexus  (1) 4,260 418
Rogers  (1) 2,650 429
Sanmina  (1) 9,900 597
ScanSource  (1) 8,500 251
TD SYNNEX  4,300 404
Vishay Intertechnology  8,452 248
Vishay Precision Group  (1) 3,522 131

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vontier  25,200 812
Vuzix  (1)(3) 26,600 136
19,975
IT Services 2.3%
BigCommerce Holdings, Series 1  (1)(3) 8,685 86
Cloudflare, Class A  (1) 38,850 2,540
DigitalOcean Holdings  (1)(3) 6,954 279
Fastly, Class A  (1) 16,700 263
GoDaddy, Class A  (1) 23,275 1,749
Grid Dynamics Holdings  (1) 9,400 87
Hackett Group  3,273 73
Kratos Defense & Security Solutions  (1) 34,100 489
Kyndryl Holdings  (1) 27,200 361
MongoDB  (1) 10,064 4,136
Okta  (1) 21,174 1,469
Perficient  (1) 5,700 475
Rackspace Technology  (1) 24,400 66
Snowflake, Class A  (1) 40,525 7,132
Squarespace, Class A  (1) 2,800 88
Twilio, Class A  (1) 22,600 1,438
Unisys  (1) 28,200 112
20,843
Semiconductors & Semiconductor Equipment 3.0%
ACM Research, Class A  (1) 10,800 141
Aehr Test Systems  (1) 2,800 115
Allegro MicroSystems  (1) 5,229 236
Alpha & Omega Semiconductor  (1) 5,600 184
Ambarella  (1) 3,300 276
Amkor Technology  15,120 450
Atomera  (1)(3) 10,100 89
Axcelis Technologies  (1) 3,137 575
Cirrus Logic  (1) 8,740 708
Cohu  (1) 10,300 428
Credo Technology Group Holding  (1) 10,400 180
Diodes  (1) 5,950 550
Entegris  21,864 2,423
FormFactor  (1) 13,200 452
Impinj  (1) 3,600 323
Kopin  (1) 69,500 149
Kulicke & Soffa Industries  9,600 571
Lattice Semiconductor  (1) 19,500 1,873
MACOM Technology Solutions Holdings  (1) 9,600 629
Marvell Technology  125,379 7,495
MaxLinear  (1) 11,870 375
MKS Instruments  9,600 1,038

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NVE  3,600 351
Onto Innovation  (1) 8,100 943
Photronics  (1) 7,450 192
Pixelworks  (1)(3) 62,300 108
Power Integrations  8,122 769
Rambus  (1) 18,700 1,200
Semtech  (1) 16,500 420
Silicon Laboratories  (1) 4,500 710
SiTime  (1) 2,500 295
Synaptics  (1) 4,875 416
Universal Display  6,169 889
Wolfspeed  (1)(3) 14,491 806
26,359
Software 8.9%
8x8 (1) 43,100 182
A10 Networks  9,063 132
ACI Worldwide  (1) 13,554 314
Adeia  22,764 251
Agilysys  (1) 4,295 295
Alarm.com Holdings  (1) 9,850 509
Altair Engineering, Class A  (1) 8,111 615
Alteryx, Class A  (1) 6,800 309
Appfolio, Class A  (1) 826 142
Appian, Class A  (1) 8,200 390
AppLovin, Class A  (1) 20,312 523
Asana, Class A  (1) 9,198 203
Aspen Technology  (1) 4,210 706
Atlassian, Class A  (1) 22,482 3,773
Aurora Innovation  (1)(3) 76,197 224
Bentley Systems, Class B  23,735 1,287
BILL Holdings  (1) 16,183 1,891
Black Knight  (1) 23,452 1,401
Blackbaud  (1) 8,400 598
BlackLine  (1) 5,582 300
Box, Class A  (1) 18,700 549
Braze, Class A  (1) 4,400 193
C3.ai, Class A  (1)(3) 10,200 372
Cerence  (1) 9,888 289
CommVault Systems  (1) 5,300 385
Confluent, Class A  (1) 28,995 1,024
Consensus Cloud Solutions  (1) 2,767 86
Crowdstrike Holdings, Class A  (1) 30,003 4,407
Datadog, Class A  (1) 35,500 3,492
Digimarc  (1)(3) 5,400 159
Digital Turbine  (1) 16,200 150

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DocuSign  (1) 30,001 1,533
Dolby Laboratories, Class A  9,140 765
Domo, Class B  (1) 7,700 113
DoubleVerify Holdings  (1) 7,404 288
Dropbox, Class A  (1) 38,748 1,033
Dynatrace  (1) 32,573 1,677
E2open Parent Holdings  (1) 42,200 236
Elastic  (1) 7,900 507
Envestnet  (1) 5,800 344
Everbridge  (1) 6,587 177
Five9  (1) 9,410 776
ForgeRock, Class A  (1) 5,400 111
Freshworks, Class A  (1) 22,858 402
Gitlab, Class A  (1)(3) 8,200 419
Guidewire Software  (1) 13,142 1,000
HashiCorp, Class A  (1) 15,662 410
HubSpot  (1) 7,100 3,778
Intapp  (1) 1,800 75
Intellicheck  (1) 19,500 48
InterDigital  5,460 527
Jamf Holding  (1) 10,900 213
LivePerson  (1) 20,453 92
LiveRamp Holdings  (1) 2,190 63
Manhattan Associates  (1) 9,340 1,867
Marathon Digital Holdings  (1)(3) 12,400 172
Matterport  (1) 63,300 199
MicroStrategy, Class A  (1)(3) 1,356 464
Mitek Systems  (1)(3) 18,497 201
Model N  (1) 5,600 198
N-able  (1) 18,150 262
nCino  (1) 12,431 374
NCR  (1) 12,067 304
New Relic  (1) 7,200 471
Nutanix, Class A  (1) 29,350 823
Olo, Class A  (1) 18,700 121
ON24  27,500 223
OneSpan  (1) 11,000 163
PagerDuty  (1) 18,300 411
Palantir Technologies, Class A  (1) 240,947 3,694
Pegasystems  5,500 271
PowerSchool Holdings, Class A  (1)(3) 4,500 86
Procore Technologies  (1) 10,930 711
Progress Software  6,200 360
PROS Holdings  (1) 9,200 283
Q2 Holdings  (1) 10,900 337
Qualys  (1) 4,500 581

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rapid7  (1) 8,404 381
RingCentral, Class A  (1) 7,900 259
Riot Platforms  (1) 21,600 255
Samsara, Class A  (1) 14,939 414
SentinelOne, Class A  (1)(3) 30,608 462
Smartsheet, Class A  (1) 19,436 744
SolarWinds  (1) 18,150 186
Splunk  (1) 20,741 2,200
Sprinklr, Class A  (1) 6,100 84
Sprout Social, Class A  (1)(3) 7,300 337
SPS Commerce  (1) 5,919 1,137
Telos  (1) 27,006 69
Tenable Holdings  (1) 15,964 695
Teradata  (1) 11,151 596
UiPath, Class A  (1) 49,711 824
Unity Software  (1) 27,240 1,183
Upland Software  (1) 20,100 72
Varonis Systems  (1) 12,500 333
Verint Systems  (1) 13,400 470
Veritone  (1) 15,800 62
Vertex, Class A  (1) 12,330 240
VMware, Class A  (1) 28,664 4,119
Workday, Class A  (1) 29,777 6,726
Workiva  (1) 7,110 723
Xperi  (1) 10,885 143
Yext  (1) 13,600 154
Zeta Global Holdings, Class A  (1) 17,200 147
Zoom Video Communications, Class A  (1) 30,150 2,047
Zscaler  (1) 12,881 1,884
Zuora, Class A  (1) 34,600 380
79,640
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Class C  30,497 1,650
Eastman Kodak  (1) 19,000 88
Immersion  20,635 146
Intevac  (1) 30,000 112
IonQ  (1) 20,500 277
Pure Storage, Class A  (1) 43,500 1,602
Quantum  (1) 74,600 81
Super Micro Computer  (1) 6,807 1,697
Turtle Beach  (1) 10,100 118
Xerox Holdings  13,400 199
5,970
Total Information Technology 157,811

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 4.0%
Chemicals 1.6%
American Vanguard  12,466 223
Ashland  6,100 530
Avient  14,230 582
Axalta Coating Systems  (1) 23,050 756
Balchem  5,300 715
Cabot  8,550 572
Chase  1,650 200
Chemours  22,400 826
Ecovyst  (1) 26,100 299
Element Solutions  29,300 563
Ginkgo Bioworks Holdings  (1) 152,333 283
HB Fuller  6,940 496
Huntsman  28,100 759
Ingevity  (1) 7,700 448
Innospec  4,700 472
Koppers Holdings  7,200 246
Livent  (1)(3) 28,500 782
Minerals Technologies  2,410 139
NewMarket  1,000 402
Olin  17,130 880
PureCycle Technologies  (1)(3) 23,200 248
Quaker Chemical  (3) 2,500 487
RPM International  19,400 1,741
Scotts Miracle-Gro  7,149 448
Sensient Technologies  3,180 226
Stepan  3,100 296
Trinseo  6,900 87
Tronox Holdings  17,600 224
Westlake  4,842 579
14,509
Construction Materials 0.2%
Eagle Materials  5,061 944
Knife River  (1) 6,697 291
Summit Materials, Class A  (1) 21,247 804
2,039
Containers & Packaging 0.8%
AptarGroup  8,870 1,028
Berry Global Group  17,400 1,120
Crown Holdings  18,120 1,574
Graphic Packaging Holding  39,730 955
Greif, Class A  5,200 358
Myers Industries  11,416 222

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
O-I Glass  (1) 27,600 589
Silgan Holdings  7,240 339
Sonoco Products  9,573 565
TriMas  7,800 214
6,964
Metals & Mining 1.3%
Alcoa  19,546 663
Alpha Metallurgical Resources  1,758 289
Ampco-Pittsburgh  (1) 21,600 69
Arconic  (1) 15,300 453
ATI  (1) 12,300 544
Carpenter Technology  8,700 488
Century Aluminum  (1) 7,258 63
Cleveland-Cliffs  (1) 72,980 1,223
Coeur Mining  (1) 43,900 125
Commercial Metals  14,100 743
Compass Minerals International  4,600 157
Gold Resource  84,700 53
Haynes International  2,188 111
Hecla Mining  85,000 438
Kaiser Aluminum  1,236 89
Materion  2,600 297
MP Materials  (1)(3) 10,800 247
Olympic Steel  1,310 64
Piedmont Lithium  (1)(3) 3,000 173
Reliance Steel & Aluminum  8,904 2,418
Royal Gold  10,379 1,191
Ryerson Holding  5,500 239
Schnitzer Steel Industries, Class A  4,448 133
TimkenSteel  (1) 10,000 216
United States Steel  33,200 830
Warrior Met Coal  9,400 366
Worthington Industries  4,479 311
11,993
Paper & Forest Products 0.1%
Clearwater Paper  (1) 7,288 228
Louisiana-Pacific  10,178 763
Sylvamo  4,400 178
1,169
Total Materials 36,674
REAL ESTATE 5.9%
Diversified Real Estate Investment Trusts 0.4%
Broadstone Net Lease, REIT  26,596 411
Empire State Realty Trust, Class A, REIT  (3) 43,700 327

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essential Properties Realty Trust, REIT  19,300 454
Gladstone Commercial, REIT  12,182 151
WP Carey, REIT  30,015 2,028
3,371
Health Care Real Estate Investment Trusts 0.5%
CareTrust REIT, REIT  15,976 317
Community Healthcare Trust, REIT  7,300 241
Diversified Healthcare Trust, REIT  (3) 88,800 200
Healthcare Realty Trust, REIT  40,919 772
LTC Properties, REIT  11,016 364
Medical Properties Trust, REIT  (3) 72,322 670
National Health Investors, REIT  5,820 305
Omega Healthcare Investors, REIT  34,569 1,061
Physicians Realty Trust, REIT  24,900 348
Sabra Health Care REIT, REIT  18,969 223
Universal Health Realty Income Trust, REIT  6,850 326
4,827
Hotel & Resort Real Estate Investment Trusts 0.3%
Apple Hospitality REIT, REIT  26,600 402
DiamondRock Hospitality, REIT  30,600 245
Hersha Hospitality Trust, Class A, REIT  22,600 138
Park Hotels & Resorts, REIT  13,800 177
Pebblebrook Hotel Trust, REIT  (3) 16,882 235
RLJ Lodging Trust, REIT  32,700 336
Ryman Hospitality Properties, REIT  8,026 746
Service Properties Trust, REIT  19,400 168
Summit Hotel Properties, REIT  30,400 198
Sunstone Hotel Investors, REIT  7,794 79
Xenia Hotels & Resorts, REIT  25,900 319
3,043
Industrial Real Estate Investment Trusts 0.8%
Americold Realty Trust, REIT  31,024 1,002
EastGroup Properties, REIT  6,896 1,197
First Industrial Realty Trust, REIT  14,465 761
Innovative Industrial Properties, REIT  5,000 365
LXP Industrial Trust, REIT  37,929 370
Rexford Industrial Realty, REIT  30,289 1,582
STAG Industrial, REIT  27,300 979
Terreno Realty, REIT  12,225 735
6,991
Office Real Estate Investment Trusts 0.4%
Brandywine Realty Trust, REIT  34,143 159
Corporate Office Properties Trust, REIT  18,489 439
Cousins Properties, REIT  13,531 309

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Douglas Emmett, REIT  (3) 24,962 314
Easterly Government Properties, REIT  (3) 14,986 217
Equity Commonwealth, REIT  7,176 145
Franklin Street Properties, REIT  100,709 146
Highwoods Properties, REIT  6,094 146
Hudson Pacific Properties, REIT  24,000 101
JBG SMITH Properties, REIT  16,315 245
Kilroy Realty, REIT  12,720 383
Office Properties Income Trust, REIT  19,941 154
Paramount Group, REIT  33,300 148
Piedmont Office Realty Trust, Class A, REIT  20,700 150
Postal Realty Trust, Class A, REIT  13,244 195
SL Green Realty, REIT  (3) 10,988 330
Vornado Realty Trust, REIT  14,406 261
3,842
Real Estate Management & Development 0.6%
Anywhere Real Estate  (1) 21,100 141
Compass, Class A  (1) 40,900 143
Cushman & Wakefield  (1) 18,600 152
DigitalBridge Group  (3) 24,300 357
Douglas Elliman  54,538 121
eXp World Holdings  (3) 15,400 312
FRP Holdings  (1) 5,200 299
Howard Hughes  (1) 2,800 221
Jones Lang LaSalle  (1) 6,910 1,077
Kennedy-Wilson Holdings  20,200 330
Newmark Group, Class A  25,804 161
Opendoor Technologies, Class A  (1)(3) 74,600 300
Rafael Holdings, Class B  (1) 29,321 61
Redfin  (1)(3) 19,500 242
Seritage Growth Properties, Class A, REIT  (1) 19,400 173
Tejon Ranch  (1) 14,820 255
Zillow Group, Class A  (1) 5,741 283
Zillow Group, Class C  (1) 19,918 1,001
5,629
Residential Real Estate Investment Trusts 1.0%
American Homes 4 Rent, Class A, REIT  48,563 1,721
Apartment Income REIT, REIT  25,924 936
Apartment Investment & Management, Class A, REIT  41,458 353
Bluerock Homes Trust  (1) 6,174 100
Centerspace, REIT  3,200 196
Equity LifeStyle Properties, REIT  29,002 1,940
Independence Realty Trust, REIT  17,706 323
Sun Communities, REIT  19,150 2,498
UMH Properties, REIT  15,372 246

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veris Residential, REIT  (1) 20,200 324
8,637
Retail Real Estate Investment Trusts 0.9%
Acadia Realty Trust, REIT  21,179 305
Agree Realty, REIT  8,700 569
Alexander's, REIT  1,630 300
Brixmor Property Group, REIT  44,200 972
Getty Realty, REIT  11,643 394
Kite Realty Group Trust, REIT  26,421 590
Macerich, REIT  28,457 321
Necessity Retail REIT, REIT  38,714 262
NNN REIT, REIT  24,030 1,028
Phillips Edison, REIT  (3) 8,821 301
RPT Realty, REIT  23,934 250
Saul Centers, REIT  6,819 251
SITE Centers, REIT  33,900 448
Spirit Realty Capital, REIT  22,360 880
Tanger Factory Outlet Centers, REIT  16,700 368
Urban Edge Properties, REIT  26,700 412
Urstadt Biddle Properties, Class A, REIT  11,896 253
7,904
Specialized Real Estate Investment Trusts 1.0%
CubeSmart, REIT  37,281 1,665
EPR Properties, REIT  12,300 576
Four Corners Property Trust, REIT  6,401 163
Gaming & Leisure Properties, REIT  31,684 1,535
Gladstone Land, REIT  (3) 11,109 181
Global Self Storage, REIT  33,399 169
Lamar Advertising, Class A, REIT  11,592 1,150
Life Storage, REIT  9,900 1,316
National Storage Affiliates Trust, REIT  10,800 376
Outfront Media, REIT  15,700 247
PotlatchDeltic, REIT  10,059 532
Rayonier, REIT  24,151 758
Safehold, REIT  (3) 8,208 195
Uniti Group, REIT  35,100 162
9,025
Total Real Estate 53,269
UTILITIES 1.9%
Electric Utilities 0.6%
ALLETE  7,182 416
Avangrid  (3) 6,600 249
Genie Energy, Class B  15,702 222
Hawaiian Electric Industries  14,731 533

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDACORP  7,938 815
MGE Energy  7,155 566
OGE Energy  27,600 991
Otter Tail  6,850 541
PNM Resources  7,219 326
Portland General Electric  10,300 482
Via Renewables  6,320 44
5,185
Gas Utilities 0.5%
Chesapeake Utilities  3,700 440
National Fuel Gas  14,292 734
New Jersey Resources  13,755 649
Northwest Natural Holding  4,983 214
ONE Gas  8,800 676
RGC Resources  8,179 164
Southwest Gas Holdings  8,100 516
Spire  3,810 242
UGI  23,090 623
4,258
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C  7,693 220
Montauk Renewables  (1) 16,200 121
Ormat Technologies  6,200 499
Spruce Power Holding  (1) 153,300 124
Sunnova Energy International  (1)(3) 11,600 212
Vistra  54,428 1,429
2,605
Multi-Utilities 0.2%
Avista  10,890 428
Black Hills  8,140 490
NorthWestern  8,500 482
Unitil  5,119 260
1,660
Water Utilities 0.3%
American States Water  6,025 524
California Water Service Group  9,650 498
Essential Utilities  32,032 1,278
Middlesex Water  3,800 307
SJW Group  4,960 348
2,955
Total Utilities 16,663
Total Common Stocks (Cost $596,350) 886,920

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 4,195,476 4,195
4,195
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.248%, 12/14/23  (6) 350,000 342
342
Total Short-Term Investments (Cost $4,537) 4,537
SECURITIES LENDING COLLATERAL 4.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 37,329,049 37,329
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 37,329
Total Securities Lending Collateral (Cost $37,329) 37,329
Total Investments in Securities
104.1% of Net Assets
(Cost $638,216) $ 928,786
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 9/23 3,998 $ 16
Long, 5 S&P Midcap 400 E-mini Index contracts 9/23 1,322 34
Net payments (receipts) of variation margin to date (30)
Variation margin receivable (payable) on open futures contracts $ 20

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 92 ++
Totals $ — # $ — $ 92 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 32,311 ¤ ¤ $ 41,524
Total $ 41,524 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $92 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $41,524.

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $638,216) $ 928,786
Receivable for shares sold 826
Dividends receivable 771
Receivable for investment securities sold 376
Variation margin receivable on futures contracts 20
Other assets 103
Total assets 930,882
Liabilities
Obligation to return securities lending collateral 37,329
Payable for shares redeemed 900
Due to affiliates 80
Investment management fees payable 64
Payable to directors 1
Other liabilities 150
Total liabilities 38,524
NET ASSETS $ 892,358
Net Assets Consist of:
Total distributable earnings (loss) $ 310,936
Paid-in capital applicable to 31,825,100 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 581,422
NET ASSETS $ 892,358
NET ASSET VALUE PER SHARE $ 28.04

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3) $ 4,449
Securities lending 534
    Interest 8
Total income 4,991
Expenses
Investment management 384
Shareholder servicing 500
Prospectus and shareholder reports 32
Custody and accounting 100
Registration 21
Legal and audit 18
Proxy and annual meeting 15
Directors 1
Miscellaneous 11
Waived / paid by Price Associates (11)
Total expenses 1,071
Net investment income 3,920
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 15,781
Futures 96
Net realized gain 15,877
Change in net unrealized gain / loss
Securities 81,272
Futures 194
Change in net unrealized gain / loss 81,466
Net realized and unrealized gain / loss 97,343
INCREASE IN NET ASSETS FROM OPERATIONS
$ 101,263

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,920 $ 9,700
Net realized gain 15,877 28,094
Change in net unrealized gain / loss 81,466 (357,888)
Increase (decrease) in net assets from operations 101,263 (320,094)
Distributions to shareholders
Net earnings – (58,443)
Capital share transactions
*
Shares sold 28,048 91,467
Distributions reinvested – 53,971
Shares redeemed (63,153) (222,081)
Decrease in net assets from capital share
transactions (35,105) (76,643)
Net Assets
Increase (decrease) during period 66,158 (455,180)
Beginning of period 826,200 1,281,380
End of period $ 892,358 $ 826,200
*Share information (000s)
Shares sold 1,053 3,134
Distributions reinvested – 2,138
Shares redeemed (2,384) (7,535)
Decrease in shares outstanding (1,331) (2,263)

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Extended Equity Market Index Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Extended Equity Market Index Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Extended Equity Market Index Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 886,904 $ — $ 16 $ 886,920
Short-Term Investments 4,195 342 — 4,537
Securities Lending Collateral 37,329 — — 37,329
Total Securities 928,428 342 16 928,786
Futures Contracts* 50 — — 50
Total $ 928,478 $ 342 $ 16 $ 928,836
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 50
*
Total $ 50
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 96
Total $ 96
Change in Unrealized
Gain (Loss)
Equity derivatives $ 194
Total $ 194

T. ROWE PRICE Extended Equity Market Index Fund

the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $341,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $35,515,000;
the value of cash collateral and related investments was $37,329,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $37,866,000 and $67,568,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Extended Equity Market Index Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $641,560,000. Net unrealized gain aggregated $287,276,000 at period-end, of which $395,785,000 related to appreciated investments and $108,509,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee and pay the fund for any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise

T. ROWE PRICE Extended Equity Market Index Fund

cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including this amount, expenses previously waived/paid by Price Associates in the amount of $95,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Expense limitation 0.25%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $(11)

T. ROWE PRICE Extended Equity Market Index Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30,
2023, expenses incurred pursuant to these service agreements were $58,000 for Price
Associates; $272,000 for T. Rowe Price Services, Inc.; and $35,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Extended Equity Market Index Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Extended Equity Market Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 410,062,298 1,655,973
Mark J. Parrell 409,937,671 1,709,010
Kellye L. Walker 410,159,459 1,646,826
Eric L. Veiel 407,150,354 4,595,210

T. ROWE PRICE Extended Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Extended Equity Market Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee and a restructure from an all-inclusive management fee to a fee structure that provides for potential future economies of scale through a decline in operating expenses as the fund grows in size. The fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the total expense ratio of the fund to exceed a certain percentage. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The
Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were not sufficient funds in the Expense Group to rank within quintiles. The information provided to the Board indicated that the fund’s contractual management fee ranked third out of five funds (Expense Group); the fund’s actual management fee rate ranked fourth out of five funds (Expense Group) and in the fourth quintile (Expense
Universe); and the fund’s total expenses ranked third out of five funds (Expense Group)
and in the third quintile (Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023